Cover	12 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Cuprina Holdings (Cayman) Limited
Entity Central Index Key	0001995704
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Blk 1090
Entity Address, Address Line Two	Lower Delta Road #06-0
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	169201
City Area Code	+65
Local Phone Number	8512 7275
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street,
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.